Condensed Financial Statements of the Company (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Statements [Abstract]
Schedule Of Condensed Balance Sheets
Condensed Balance Sheets

	As of December 31,
	2019	2020
Assets
Non-current assets
Investments in subsidiaries and VIEs	66,899	97,253

Total non-current assets and total assets	66,899	97,253

Liabilities and Shareholders’ Equity / (Deficit)
Current liabilities
Amounts due to a related party	—	157,663
Bank loan	—	46,637

Total current liabilities and total liabilities	—	204,300

Shareholders’ equity / (deficit)
Ordinary shares (US$0.00001 par value; 5,000,000,000 shares authorized; and 70,488,700 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	—	—
Additional paid-in capital	221,791	64,128
Accumulated other comprehensive loss	(3,223)	(11,242)
Accumulated deficits	(151,669)	(159,933)

Total shareholders’ equity / (deficit)	66,899	(107,047)

Total liabilities and shareholders’ equity / (deficit)	66,899	97,253

Schedule Of Condensed Statements Of Comprehensive Income Or Loss
Condensed Statements of Comprehensive Income/ (Loss)

	Years Ended December 31,
	2018	2019	2020
Share of (loss) / income from subsidiaries and VIEs	(169,686)	31,604	80,819

Net (loss)/income before income taxes	(169,686)	31,604	80,819
Income tax expense	—	—	—

Net (loss) / income of the Company	(169,686)	31,604	80,819
Other comprehensive ( loss )/income	(1,927)	1,929	(8,019)

Comprehensive (loss)/ income	(171,613)	33,533	72,800

Schedule Of Condensed Statements Of Cash Flows
Condensed Statements of Cash Flows

Years Ended December 31,
	2018	2019	2020
Net cash generated from operating activities	—	—	—
Net cash generated from investing activities	—	—	—
Net cash generated from financing activities	—	—	—

Net increase in cash	—	—	—